Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	December 31, 2024	December 31, 2023
Long-term investments carried at fair value
Atlantica (a)	$—	$1,052,703
Other	2,058	1,962
	$2,058	$1,054,665

Other long-term investments
Equity-method investees (b)	$38,113	$112,680
San Antonio Water System and other (c)	27,586	27,417
	$65,699	$140,097

Schedule of Income from Long-term Investments
Fair value change, income (loss) related to long-term investments from the years ended December 31 is as follows:

	Year ended December 31,
	2024	2023
Fair value gain (loss) on investments carried at fair value
Atlantica (a)	$21,421	$(215,437)
Other	263	133
	$21,684	$(215,304)
Dividend and interest income from investments carried at fair value
Atlantica	$76,260	$87,154
Other	50	49
	$76,310	$87,203
Other long-term investments
Equity method gain (loss) (b)	$4,267	$(1,919)
Interest and other income	5,178	6,776
	$9,445	$4,857
Income (loss) from long-term investments	$107,439	$(123,244)
(a)Investment in Atlantica
Prior to December 12, 2024, Liberty (AY Holdings) B.V. ("AY Holdings"), an entity controlled and consolidated by AQN, held an approximately 42% share ownership (2023 - 42%) in Atlantica. On December 12, 2024, the Company completed the sale of its stake in Atlantica for $1,077,184.
The Company had elected the fair value option under ASC 825, Financial Instruments, to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations.
8.Long-term investments (continued)
(b)Equity-method investees and development loans receivable from equity investees
The Company has non-controlling interests, primarily a 9.8% ownership stake in a regulated transmission line in the province of Ontario and other non-regulated operating entities owned by its utilities. In total, the Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $38,113 (2023 - $112,680), including investment in VIEs of $nil (2023 - $73,737).
(c)San Antonio Water System
The Company does not have significant influence over San Antonio Water System investments. It is accounted for using the cost method and as at December 31, 2024, it is recorded at the cost of $25,634 (2023 - $25,634).